Note 7 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Long-term debt, gross		$ 79,370,000	$ 51,367,000
Less: Current portion		(14,140,000)	(14,013,835)
Long-term portion		65,230,000	37,353,165
Deferred charges, current portion		190,280	220,081
Deferred charges, long-term portion		527,053	35,081
Long-term bank loans, current portion net of deferred charges		13,949,720	13,793,754
Long-term bank loans, long-term portion net of deferred charges		64,702,947	37,318,084
Kamsarmax One Shipping Ltd. [Member]
Long-term debt, gross	[1]	0	9,597,000
Ultra One Shipping Ltd. [Member]
Long-term debt, gross	[2]	0	13,120,000
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	[3]	13,250,000	14,550,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp. [Member]
Long-term debt, gross	[4]	0	10,800,000
Eirini Shipping Ltd [Member]
Long-term debt, gross	[5]	0	3,300,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd. [Member]
Long-term debt, gross	[6]	25,200,000	0
Eirini Shipping Ltd 2 [Member]
Long-term debt, gross	[6]	4,370,000	0
Light Shipping Ltd. and Good Heart Shipping Ltd. [Member]
Long-term debt, gross	[7]	20,900,000	0
Short Term Sellers Credit [Member]
Long-term debt, gross	[8]	7,250,000	0
Areti Shipping Ltd. / Pantelis Shipping Corp. [Member]
Long-term debt, gross	[9]	$ 8,400,000	$ 0

[1]	On February 17, 2016, the Company signed a term loan facility with Nord LB and, on February 25, 2016, a loan of $13,800,000 was drawn by Kamsarmax One Shipping Ltd. to partly finance the pre-delivery installment of M/V "Xenia". The loan was to be repaid in fourteen consecutive equal semi-annual installments of $467,000 plus a balloon amount of $7,262,000 to be paid together with the last installment in February 2023. The loan bore interest at LIBOR plus a margin of 2.95%. The Company completed the refinancing of the specific loan using a loan facility with Eurobank Ergasias S.A., as explained in note (f) below.
[2]	On October 1, 2018, the Company signed a term loan facility with Eurobank Ergasias S.A. ("EFG") of up to $15 million or 60% of the market value of M/V "Alexandros P.", for the purpose of refinancing the outstanding amount of $9.9 million of the loan facility of HSH Nordbank AG (drawn on January 25, 2017 to partly finance the pre-delivery installment of M/V "Alexandros P.") and providing working capital. The facility was drawn on October 5, 2018. The loan was payable in twenty eight consecutive equal quarterly installments of $235,000 each, followed by a balloon payment of $8,420,000 to be paid together with the last installment in October 2025. The loan bore interest at LIBOR plus a margin of 3.25%. The Company completed the refinancing of the specific loan using a loan facility with Eurobank Ergasias S.A., as explained in note (f) below.
[3]	On April 27, 2018, the Company signed a term loan facility with HSBC Bank Plc. and a loan of $18.4 million was drawn by Kamsarmax Two Shipping Ltd. on April 30, 2018 to finance 70% of the construction cost but no more than 70% of the market value of M/V "Ekaterini", subject to the existence of a time charter at the time of drawdown for a minimum period of 24 months approved by the lender. The loan is payable in twenty consecutive quarterly installments commencing from July 2018, eight in the amount of $400,000 and twelve in the amount of $325,000, with a $11,300,000 balloon payment to be paid together with the last installment in April 2023. The loan bears interest at LIBOR plus a margin of 2.80%. The loan is secured with (i) first priority mortgage over M/V "Ekaterini", (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%.
[4]	On November 27, 2018, the Company signed a term loan facility with the National Bank of Greece S.A. ("NBG") and a loan of $15,000,000 was drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. for the purpose of refinancing the existing loans with HSBC Bank Plc. regarding M/V "Pantelis" and M/V "Tasos" and financing part of the acquisition cost of M/V "Starlight". The loan was payable in twelve consecutive equal quarterly installments of $700,000, commencing from February 2019, plus a balloon amount of $6,600,000 to be paid together with the last installment in November 2021. On July 6, 2020, the Company entered into a supplemental agreement with NBG to defer the last two of its 2020 loan repayments to be repaid together with the respective balloon installment. A total of $1,400,000 was rescheduled to November 2021, increasing the balloon amount to $8,000,000. The loan bore interest at LIBOR plus a margin of 3.25%. The Company completed the refinancing of the specific loan using a new loan facility with NBG and a new loan facility with Chailease International Financial Services (Singapore) PTE. LTD., as explained in notes (h) and (j) below.
[5]	On May 22, 2019, the Company signed a term loan facility with HSBC Bank Plc. for a loan up to the lesser of 49.9% of the market value of M/V "Eirini P" and $4.5 million to refinance the then existing indebtedness of Eirini Shipping Ltd. On May 24, 2019, a loan of $4.5 million was drawn by Eirini Shipping Ltd. The loan was payable in twelve consecutive quarterly equal installments of $200,000 each, commencing from August 2019, with a $2,100,000 balloon payment to be paid together with the last installment in May 2022. The loan bore interest at LIBOR plus a margin of 2.70%. The Company paid loan arrangement fees of $22,500 for this loan. The Company completed the refinancing of the specific loan using a loan facility with Sinopac Capital International (HK) Limited as explained in note (g) below.
[6]	On January 27, 2021, the Company signed a term loan facility with Eurobank S.A. for an amount of up to $26,700,000, in order to refinance the existing indebtedness of M/V "Xenia" and M/V "Alexandros P.", amounting to $22,482,000 as of the date of refinancing, and for working capital purposes, including the partial redemption of the Company’s Series B Preferred Shares. The facility was available in two tranches. The first tranche of $13,815,000 was drawn on January 27, 2021 and the second tranche of $12,885,000 was drawn on January 29, 2021 by Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. as the borrowers. The loan is payable in twenty-four consecutive quarterly instalments of $500,000 each, followed by a balloon payment of $14,700,000 to be paid together with the last installment in January 2027. The loan bears interest at LIBOR plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V "Xenia" and M/V "Alexandros P.", (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 for this loan.
[7]	On September 30, 2021, the Company signed a term loan facility with NBG and a loan of $22,000,000 was drawn by Light Shipping Ltd. and Good Heart Shipping Ltd. in order to refinance the existing indebtedness of M/V "Starlight", amounting to $8,700,000 as of the date of the refinancing, and to post-delivery finance part of the acquisition cost of M/V "Good Heart". The loan is payable in twenty four consecutive quarterly instalments, comprising four installments of $1,100,000 and eight installments of $600,000, followed by an interim balloon payment of $2,400,000 payable together with the 12th installment, then four installments of $200,000, six installments of $150,000 and two last installments of $100,000, followed by a balloon payment of $8,500,000 to be paid together with the last installment in September 2027. The loan bears interest at LIBOR plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V "Starlight" and M/V "Good Heart", (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $176,000 for this loan.
[8]	On August 12, 2021, the Company signed a term loan facility with Piraeus Bank S.A. and drew a loan of $8,000,000 for Blessed Luck Shipowners Ltd., in order to post-delivery finance part of the acquisition cost of M/V "Blessed Luck". The loan is payable in twelve consecutive quarterly instalments, the first four in the amount of $750,000 each and the next eight in the amount of $250,000 each, followed by a balloon payment of $3,000,000 to be paid together with the last installment in August 2024. The loan bears interest at LIBOR plus a margin of 2.70%. The loan is secured with the following: (i) first priority mortgage over M/V "Blessed Luck", (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $72,000 for this loan.
[9]	On October 6, 2021, the Company signed a term loan facility with Chailease International Financial Services (Singapore) PTE. LTD. and on October 14, 2021 a loan of $9,000,000 was drawn by Areti Shipping Ltd. and Pantelis Shipping Ltd. in order to refinance the existing indebtedness of M/V "Tasos" and M/V "Pantelis". The loan is payable in thirty-six consecutive quarterly instalments, the first eighteen in the amount of $300,000 and the next eighteen in the amount of $200,000 each. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V "Tasos" and M/V "Pantelis", (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $112,500 for this loan.